Parent Company Only Financial Information (Condensed Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Assets:
Total assets	¥ 425,581,652	¥ 405,940,211	¥ 397,820,570
Liabilities and Shareholders’ equity:
Total liabilities	404,741,595	386,690,473
Total shareholders’ equity	19,573,133	18,285,486
Total liabilities and equity	425,581,652	405,940,211
MUFG:
Assets:
Investments in subsidiaries and affiliated companies	20,408,001	19,152,808
Loans to subsidiaries	13,862,833	12,205,955
Other assets	238,136	179,703
Total assets	34,876,655	31,889,690
Liabilities and Shareholders’ equity:
Long-term debt	13,839,361	12,224,151
Other liabilities	290,424	235,959
Total liabilities	15,303,522	13,604,204
Total shareholders’ equity	19,573,133	18,285,486
Total liabilities and equity	34,876,655	31,889,690
MUFG: | Banking subsidiaries
Assets:
Cash and interest-earning deposits with banking subsidiaries	367,685	351,224
Investments in subsidiaries and affiliated companies	12,654,475	12,206,015
Loans to subsidiaries	13,577,333	11,740,181
Liabilities and Shareholders’ equity:
Short-term borrowings from banking subsidiaries	1,117,979	1,127,981
MUFG: | Non-banking subsidiaries and affiliated companies
Assets:
Investments in subsidiaries and affiliated companies	7,753,526	6,946,793
Loans to subsidiaries	285,500	465,774
Liabilities and Shareholders’ equity:
Long-term debt	¥ 55,758	¥ 16,113